Summary of share capital (Details) $ in Thousands	3 Months Ended
	Mar. 31, 2026 USD ($) shares	Mar. 31, 2025 USD ($) shares
IfrsStatementLineItems [Line Items]
Beginning balance	$ 3,842	$ 13,161
Ending balance	$ 15,319	$ 10,144
Issued capital [member]
IfrsStatementLineItems [Line Items]
Beginning balance, shares | shares	3,183,330	3,140,621
Beginning balance	$ 22,624	$ 22,486
Granted, shares | shares	829	5,595
Granted, amount	$ 1	$ 17
Ending balance, shares | shares	3,184,159	3,146,216
Ending balance	$ 22,625	$ 22,503